Note 10 - Trade Accounts and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2019	2018
Trade accounts payable	6,034	6,286
Notes payable	12	11
Total	6,046	6,297